Trade and other receivables, net - Forced payments of tax debts that are in litigation (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	$ 671,707	$ 749,456
Buenaventura
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	642,324	621,504
Buenaventura | SUNAT seizure
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	32,459	31,581
Buenaventura | Forced payment of part of the tax liability debt
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	19,451	18,925
Buenaventura | Inminsur's tax liability debt
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	809	787
Buenaventura | Payment of the tax liability debt imputed by SUNAT in the IGV inspection process
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	1,280	1,246
Buenaventura | Payment of Tax Debt Year 2010
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	96,273	93,669
Buenaventura | Payment of Tax Debt Year 2009
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	52,199	50,787
Buenaventura | Payment in claim to SUNAT for the year 2018
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	3,306	0
Buenaventura | Payment of Tax Debt Year 2017
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	2,490	2,422
Buenaventura | SUNAT Seizure For Payment On Account On Income Tax
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	5,174	5,035
Buenaventura | Payment of part of the tax debt for fiscal year 2010
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	486	474
Buenaventura | Payment in claim to SUNAT for the year 2014
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	236	0
Buenaventura | Payment in claim to the Tax Administration
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	639,728	618,980
Buenaventura | Claim Payment to OSINERGMIN for the year 2015
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	638	621
Buenaventura | Claim Payment to OSINERGMIN for the year 2014
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	630	612
Buenaventura | Payment in claim to Oyon Municipality
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	519	504
Buenaventura | Other claims
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	2,596	2,524
Buenaventura | Payment of Tax Debt Year 2007-2008
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	426,374	414,841
Rio Seco
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	3,856	3,847
Rio Seco | Forced payment of part of the tax liability debt
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	4	0
Rio Seco | Forced payment of part of the tax debt
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	620	609
Rio Seco | Forced payment of part of the VAT tax liability
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	3,232	3,238
Empresa de Generacin Huanza S.A | Payment under protest of the tax liability
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	1,644	1,600
El Brocal
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	7,662	1,540
El Brocal | Forced payment of part of the tax debt
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	1,314	1,278
El Brocal | Payment under protest of the tax liability
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	6,079	0
El Brocal | Payment of the fine for the benefit of reducing the fine
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	269	262
Minera La Zanja S.R.L.
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	3,738	3,157
Minera La Zanja S.R.L. | SUNAT seizure
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	2,418	2,353
Minera La Zanja S.R.L. | Forced payment of part of the tax liability debt
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	826	804
Minera La Zanja S.R.L. | Forced payment of part of the tax debt
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	494	0
S.M.R.L. Chaupiloma Dos de Cajamarca
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	659,563	631,982
S.M.R.L. Chaupiloma Dos de Cajamarca | SUNAT seizure
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	$ 339	$ 334